Income Taxes - Schedule of Deferred Tax Assets and Liabilities Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Net operating loss carryforwards	$ 4,403	$ 11,085
Research and development credit carryforwards	7,084	5,213
Operating lease liability	411	2,154
Deferred revenue	34,625	11,891
Accruals and reserves	958	648
Capitalized research costs	2,193	2,506
Other	1,008	88
Total gross deferred tax assets	50,682	33,585
Valuation allowance	(49,568)	(30,945)
Net deferred tax assets	1,114	2,640
Deferred tax liabilities
Depreciation	(771)	(597)
Right-of-use asset	(343)	(2,043)
Total gross deferred tax liabilities	(1,114)	(2,640)
Net deferred taxes	$ 0	$ 0